UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Series Two

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, Colorado, 80203
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2013

Date of reporting period: 07/01/2012 - 06/30/2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
APPLE INC.	AAPL 037833100	02/27/13	1) DIRECTORS
2) AMENDMENT OF APPLE´S RESTATED ARTICLES OF INCORPORATION TO (I) ELIMINATE CERTAIN LANGUAGE RELATING TO TERM OF OFFICE OF DIRECTORS IN ORDER TO FACILITATE THE ADOPTION OF MAJORITY VOTING FOR ELECTION OF DIRECTORS, (II) ELIMINATE "BLANK CHECK" PREFERRED STOCK, (III) ESTABLISH A PAR VALUE FOR COMPANY´S CONNON STOCK OF $0.00001 PER SHARE AND (I V) MAKE OTHER CHANGES.
3) RATIFICATION OF THE APPOINTNNT OF ERNST & YOUNG LLP AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.
4) A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.
5) A SHAREHOLDER PROPOSAL ENTITLED "EXECUTIVES TO RETAIN SIGNIFICANT STOCK."
			6) A SHAREHOLDER PROPOSAL ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS."	Issurer Issurer Issurer Issurer Issurer Issurer	Yes Yes Yes Yes Yes Yes	For For For For Against Against	For For For For Against Against
DEERE & COMPANY	DE 244199105	2/27/13	1) DIRECTORS
2) ADVISORY VOTE ON EXECUTIVE COMPENSATION
3) RE-APPROVAL OF THE JOHN DEERE MID-TERM INCENTIVE PLAN.
			4) RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS DEERE´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issurer Issurer Issurer Issurer	Yes Yes Yes Yes	For For For For	For For For For
QUALCOMM INCORPORATED	QCOM 747525103	03/05/13	1) DIRECTORS
2) TO APPROVE THE 2006 LONG-TERM INCENTIVE PLAN, AS AMENDED, WHICH INCLUDES AN INCREASE IN THE SHARE RESERVE BY 90,000,000 SHARES.
3) TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 29, 2013.
			4) ADVISORY APPROVAL OF THE COMPANY´S EXECUTIVE COMPENSATION.	Issurer Issurer Issurer Issurer	Yes Yes Yes Yes	For For For For	For For For For
NEWMARKET CORPORATION	NEU 651587	09/25/13	1) DIRECTORS
2) RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. FOR THE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
			3) APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF NEWMARKET CORPORATION	Issurer Issurer Issurer	Yes Yes Yes	For For For	For For For
CHURCH & DWIGHT CO., INC.	CHD 171340102	05/02/13	1) DIRECTORS
2) APPROVAL OF THE CHURCH & DWIGHT CO., INC. AMENDED AND RESTATED OMNIBUS EQUITY COMPENSATION PLAN.
3) ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
			4) RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. FOR 2013.	Issurer Issurer Issurer Issurer	Yes Yes Yes Yes	For For For For	For For For For
GILEAD SCIENCES, INC.	GILD 375558103	05/08/13	1) DIRECTORS
2) TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
3) TO APPROVE A RESTATEMENT OF GILEAD SCIENCES, INC.'S 2004 EQUITY INCENTIVE PLAN.
4) TO APPROVE AN AMENDMENT TO GILEAD´S RESTATED CERTIFICATE OF INCORPORATION.
5) TO APPROVE, ON THE ADVISORY BASIS, THE COMPENSATION OF GILEAD´S NANMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.
6) TO VOTE ON A STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD ADOPT A POLICY THAT THE CHAIRMMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR, IF PROPERLY PRESENTED AT THE MEETING.
			7) TO VOTE ON A STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT, IF PROPERLY PRESENTED AT THE MEETING.	Issurer Issurer Issurer Issurer Issurer Issurer Issurer	Yes Yes Yes Yes Yes Yes Yes	For For For For For Against Against	For For For For For Against Against
EXPRESS SCRIPTS HOLDING COMPANY	ESRX 30219G108	05/19/13	1) DIRECTORS 2) TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS. 3) TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.	Issurer Issurer Issurer	Yes Yes Yes	For For For	For For For
FORD MOTOR COMPANY	F 345370860	05/19/13	1) DIRECTORS
2) RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
3) SAY ON PAY - AN ADVISORY VOTE TO APPROVE THE COMPANSATION OF THE NAMED EXECUTIVES.
4) APPROVAL OF THE TERMS OF THE COMPANY´S ANNUAL INCENTIVE COMPENSATION PLAN.
5) APPROVAL OF THE TERMS OF THE COMPANY´S 2008 LONG-TERM INCENTIVE PLAN.
6) APPROVAL OF THE TAX BENEFIT PRESERVATION PLAN.
7) RALATING TO CONSIDERATION OF A RECAPITALIZATION PLAN TO PROVIDE THAT ALL OF THE COMPANY´S OUTSTANDING STOCK HAVE ONE VOTE PER SHARE.
			8) RELATING TO ALLOWING HOLDERS OF 10% OF OUTSTANDING COMMON STOCK TO CALL SPECIAL MEETING OF SHAREHOLDERS.	Issurer Issurer Issurer Issurer Issurer Issurer Issurer Issurer	Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For Against Against	For For For For For For Against Against
CUMMINS INC.	CMI 231021106	05/14/13	1-9) DIRECTORS
10) ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.
11) PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS FOR 2013.
			12) SHAREHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIR.	Issurer Issurer Issurer Issurer	Yes Yes Yes Yes	For For For Against	For For For Against
3M COMPANY	MMM 88579Y101	05/14/13	1) DIRECTORS
2) TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
3) ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.
4) STOCKHOLDER PROPOSAL ON ACTION BY WRITTEN CONSENT.
			5) STOCKHOLDER PROPOSAL ON PROHIBITING POLITICAL SPENDING FROM CORPORATE TREASURY FUNDS.	Issurer Issurer Issurer Issurer Issurer	Yes Yes Yes Yes Yes	For For For Against Against	For For For Against Against
APACHE CORPORATION	APA 037411105	05/16/13	1-3) DIRECTORS
4) RATIFICATION OF ERNST & YOUNG LLP AS APACHE´S INDEPENDENT AUDITORS
5) ADVISORY VOTE TO APPROVE THE COMPENSATION OF APACHE´S NAMED EXECUTIVE OFFICERS
6) APPROVAL OF AMENDMENT TO APACHE´S 2011 OMNIBUS EQUITY COMPENSATION PLAN TO INCREASE THE NUMBER OF SHARES ISSUABLE UNDER THE PLAN
			7) APPROVAL OF AMENDMENT TO APACHE´S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE APACHE´S CLASSIFIED BOARD OF DIRECTORS	Issurer Issurer Issurer Issurer Issurer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
CREDIT ACCEPTANCE CORPORATION	CACC 225310101	05/16/13	1) DIRECTORS
2) ADVISORY VOTE ON EXECUTIVE COMPENSATION.
			3) RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP AS CREDIT ACCEPTANCE CORPORATION´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. FOR 2013.	Issurer Issurer Issurer	Yes Yes Yes	For For For	For For For
POTASH CORPORATION OF SASKATCHEWAN	POT C12404670	05/16/13	1) DIRECTORS
2) THE APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE CORPORATION.
3) THE RESOLOTION (ATTACHED AS APPENDIX B TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR) APPROVING THE ADOPTION OF A NEW PERFORMANCE OPTION PLAN, THE FULL TEXT OF WHICH IS ATTACHED AS APPENDIX C TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.
			4) THE ADVISORY RESOLOTION ACCEPTING THE CORPORATION´S APPROACH TO EXECUTIVE COMPENSATION DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.	Issurer Issurer Issurer Issurer	Yes Yes Yes Yes	For For For For	For For For For
TIFFANY & CO.	TIF 886547108	05/16/13	1) DIRECTORS
2) APPROVAL OF THE APPOINTMENT BY THE BOARD OF DIRECTORS OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2019.
			3) APPROVAL OF THE COMPENSATION PAID TO THE COMPANY´S NAMED EXECUTIVE OFFICERS.	Issurer Issurer Issurer	Yes Yes Yes	For For For	For For For
CHEVRON CORPORATION	CVX 166764100	05/29/13	1) DIRECTORS
2) RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
3) ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION
4) APPROVAL OF AMENDMENTS TO LONG-TERM INCENTIVE PLAN
5) SHALE ENERGY OPERATIONS
6) OFFSHORE OIL WELLS
7) CLIMATE RISK
8) LOBBYING DISCLOSURE
9) CESSATION OF USE OF CORPORATE FUNDS FOR POLITICAL PURPOSES
10) CUMULATIVE VOTING
11) SPECIAL MEETINGS
12) INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE
			13) COUNTRY SELECTION GUIDELINES	Issurer Issurer Issurer Issurer Issurer Issurer Issurer Issurer Issurer Issurer Issurer Issurer Issurer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For Against Against Against Against Against Against Against Against Against	For For For For Against Against Against Against Against Against Against Against Against
GOOGLE INC.	GOOG 38259P-508	06/06/13	1) DIRECTORS
2) THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GOOGLE´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL, YEAR ENDING DECEMBER 31, 2013.
3) A STOCKHOLDER PROPOSAL REGARDING A REPORT ON LEAD BATTERIES IN GOOGLE´S SUPPLY CHAIN, IF PROPERLY PRESENTED AT THE MEETING.
4) A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.
5) A STOCKHOLDER PROPOSAL REGARDING EXECUTIVE STOCK RETENTION, IF PROPERLY PRESENTED AT THE MEETING.
			6) A STOCKHOLDER PROPOSAL, REGARDING SUCCESSION PLANNING, IF PROPERLY PRESENTED AT THE MEETING.	Issurer Issurer Issurer Issurer Issurer Issurer	Yes Yes Yes Yes Yes Yes	For For Against Against Against Against	For For Against Against Against Against

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Timothy E. Taggart
Timothy E. Taggart
President
Date: 03/18/2014